Commitments and contingencies	9 Months Ended
Sep. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Other than as described below, we do not expect any current litigation to have a materially adverse effect on our financial condition or results of operations. However, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business, and one or more unfavorable outcomes could adversely affect us for the period in which they are resolved. In addition, regardless of their merits or their ultimate outcomes, lawsuits and legal proceedings are costly, divert management attention, and may adversely affect our reputation, even if they are resolved in our favor.

The Company, its former Chief Executive Officer, and its former Chief Financial Officer were named as defendants in two class action lawsuits involving similar claims, filed in the United States District Court for the Eastern District of New York on February 10, 2025 (Shing v. ICON plc, et al.) and April 2, 2025 (Police and Fire Retirement System of the City of Detroit v. ICON plc, et al.), respectively, alleging that defendants made misleading statements regarding the Company’s financial performance and future business prospects in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. The two cases have been consolidated and are proceeding under the caption In re ICON plc Securities Litigation, No. 2:25-cv-00763 (the "Putative Class Action"). Lead plaintiffs and lead counsel for the putative class were appointed on June 10, 2025. On September 12, 2025, the lead plaintiffs filed an amended complaint that names the Company’s current Chief Executive Officer in addition to the original defendants.

The lead plaintiffs filed a further amended complaint on June 26, 2026 (the “Second Amended Complaint”). The Second Amended Complaint adds two new named plaintiffs (Macomb County Retiree Health Care Fund and The Trustees of the Plumbers Local Union No. 690 Pension Fund), as well as the Company's current Chief Financial Officer and a former employee as additional defendants. The Second Amended Complaint asserts additional alleged misstatements regarding the company’s financial performance, as well as a “scheme liability” claim under Section 10(b). On September 1, 2026, ICON and certain named defendants filed a motion to dismiss the Second Amended Complaint. The motion is scheduled to be fully briefed by November 24, 2026.

Given the preliminary stage of the litigation, we are unable at this time to form a view as to whether an adverse outcome is either probable or remote or to estimate the amount or range of potential loss in the event of an adverse outcome.